Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024
Basis of Presentation
Basis of Presentation and Nature of Operations

Marathon Bancorp, Inc. (the “Company”) is a Maryland chartered mid-tier stock holding company and was formed in connection with the conversion of Marathon Bank (the “Bank”) from a mutual to the mutual holding company form of organization in April 2021, and it is a subsidiary of Marathon MHC (the “Mutual Holding Company”), a Wisconsin chartered mutual holding company. The Mutual Holding Company received 1,226,223 shares, or 55.0%, of the Company’s issued stock at the time of the reorganization. In connection with the reorganization, Marathon Bancorp, Inc. sold 1,003,274 shares of common stock to the public at $10.00 per share, representing 45.0% of its outstanding shares of common stock at the time of the reorganization. The Mutual Holding Company activity is not included in the accompanying consolidated financial statements. Marathon Bank is a wholly owned subsidiary of the Company. The same directors and officers, who manage the Bank, also manage the Company and the Mutual Holding Company.

The Bank is a Wisconsin stock savings bank, which conducts its business through five facilities. The Bank operates as a full-service financial institution with a primary market area including, but not limited to, Marathon County and Ozaukee County, Wisconsin. Its primary deposit products are demand deposits, savings, and certificates of deposit; and its primary lending products are commercial real estate, commercial and industrial, construction, one-to-four-family residential, multi-family real estate and consumer loans. In addition, the Bank has two nonbank subsidiaries for the purpose of temporarily holding a foreclosed property pending the liquidation of this property and to hold the real estate of its branch in Brookfield, Wisconsin.

The accompanying unaudited financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) for interim financial information. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts in the financial statements and accompanying notes. Actual results may differ from those estimates, and such differences could be material to the financial statements. Material estimates that are particularly susceptible to significant changes in the near term relate to the determination of the allowance for credit losses, valuation of deferred tax assets, and fair value of financial assets and liabilities.

In the opinion of management, all adjustments considered necessary for fair presentation have been included. Operating results for the three month period ended September 30, 2024 are not necessarily indicative of the results for the year ending June 30, 2025 or any other period. For further information, refer to the consolidated financial statements and notes thereto for the years ended June 30, 2024 and 2023 contained in the Company’s Annual Report on Form 10-K as filed with the Securities and Exchange Commission on September 26, 2024.

Basis of Presentation and Nature of Operations

Marathon Bancorp, Inc. (the “Company”) is a Maryland chartered mid-tier stock holding company and was formed in connection with the conversion of Marathon Bank (the “Bank”) from a mutual to the mutual holding company form of organization in April 2021, and it is a subsidiary of Marathon MHC (the “Mutual Holding Company”), a Wisconsin chartered mutual holding company. The Mutual Holding Company received 1,226,223 shares, or 55.0%, of the Company’s issued stock at the time of the reorganization. In connection with the reorganization, Marathon Bancorp, Inc. sold 1,003,274 shares of common stock to the public at $10.00 per share, representing 45.0% of its outstanding shares of common stock at the time of the reorganization. The Mutual Holding Company activity is not included in the accompanying consolidated financial statements. Marathon Bank is a wholly owned subsidiary of the Company. The same directors and officers, who manage the Bank, also manage the Company and the Mutual Holding Company.

The Bank is a Wisconsin stock savings bank, which conducts its business through five facilities. The Bank operates as a full-service financial institution with a primary market area including, but not limited to, Marathon County and Ozaukee County, Wisconsin. Its primary deposit products are demand deposits, savings, and certificates of deposits; and its primary lending products are commercial real estate, commercial and industrial, construction, one-to-four-family residential, multi-family real estate and consumer loans. In addition, the Bank has two nonbank subsidiaries for the purpose of temporarily holding a foreclosed property pending the liquidation of this property and to hold the real estate of its recently opened branch in Brookfield, Wisconsin.

The accounting and reporting policies of the Company conform to accounting principles generally accepted in the United States of America and prevailing practices within the banking industry. The Company maintains its accounts using the accrual basis of accounting. Under the accrual basis of accounting, revenues are recognized when earned and expenses are recognized when incurred. The significant accounting policies described below, together with the notes that follow, are an integral part of the consolidated financial statements.

Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of the Company, the Bank, and its two nonbank subsidiaries. All significant intercompany transactions and balances have been eliminated in consolidation. The Company, as used in the consolidated financial statements, refers to the consolidated group.

Use of Estimates

Use of Estimates

In preparing financial statements in conformity with generally accepted accounting principles, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the balance sheet and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Material estimates that are particularly susceptible to significant changes in the near term relate to the determination of the allowance for credit losses, valuation of deferred tax assets, and fair value of financial assets and liabilities.

Concentrations of Credit Risk

Concentrations of Credit Risk

The majority of the Company’s loans and commitments to extend credit have been granted to customers in the Company’s market area. Although the Company’s loan portfolio is diversified, a substantial portion of the Company’s customers’ ability to honor their contracts is dependent upon the local business economy in which the Company operates. The concentration of credit by type of loan is set forth in Note 4 of the notes to consolidated financial statements.

Cash and Cash Equivalents

Cash and Cash Equivalents

For the purposes of the statement of cash flows, cash and cash equivalents include cash and balances due from banks and federal funds sold with other banks, all of which have original maturities of 90 days or less.

Balances in transaction accounts at other financial institutions may exceed amounts covered by federal deposit insurance. Management regularly evaluates the credit risk associated with other financial institutions and believes that the Company is not exposed to any significant credit risks on cash and cash equivalents.

Interest Bearing Deposits in Other Financial Institutions

Interest Bearing Deposits in Other Financial Institutions

Interest-bearing deposits with other financial institutions consist of certificates of deposits in other banks with original maturities of less than one year.

Debt Securities

Debt Securities

The Company classifies its debt securities as available for sale or held to maturity. Debt securities classified as available for sale are recorded at fair value, with unrealized gains and losses excluded from earnings and reported in comprehensive income (loss). Debt securities, which the Company has the positive intent and ability to hold to maturity, are classified as held to maturity and are carried at amortized cost.

Purchase premiums and discounts are recognized in interest income using the interest method to the call date or over the terms of the securities, if there is no call date. Gains and losses on the sale of securities are recorded on the trade date and are determined using the specific identification method.

For a debt security transferred into the held to maturity category from the available for sale category, the unrealized holding gain or loss at the date of the transfer is reported in accumulated other comprehensive income and amortized over the remaining life of the security as an adjustment of yield in a manner consistent with the amortization of any premium or discount.

Prior to implementation of Financial Accounting Standards Board (FASB) ASU 2016-13, “Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“CECL”), unrealized losses on Available for Sale (“AFS”) debt securities caused by a credit event would require the direct write-down of the AFS security through the other-than-temporary impairment approach; however, the new standard requires credit losses to be presented as an allowance for credit losses (“ACL”). The Company is still required to conduct an impairment evaluation on AFS securities to determine whether the Company has the intent to sell the security or it is more likely than not that it will be required to sell the security before recovery. If these situations apply, the guidance continues to require the Company to reduce the security's amortized cost basis down to its fair value through earnings. The Company also evaluates the unrealized losses on AFS securities to determine if a security's decline in fair value below its amortized cost basis is due to credit factors. The evaluation is based upon factors such as the creditworthiness of the underlying borrowers, performance of the underlying collateral, if applicable, and the level of credit support in the security structure. Management also evaluates other factors and circumstances that may be indicative of a decline in the fair value of the security due to a credit factor. This includes, but is not limited to, the extent to which fair value is less than amortized cost, the current interest rate environment, changes to rating of security or security issuer, and adverse conditions specifically related to the security among other factors. If this assessment indicates that a credit loss exists, the present value of the expected cash flows of the security is compared to the amortized cost basis of the security. If the present value of the cash flows expected to be collected is less than the amortized cost, an ACL is recorded for the credit loss, limited by the amount that the fair value is less than the amortized cost basis under the CECL standard, and declines due to non-credit factors are recorded in accumulated other comprehensive income (“AOCI”), net of taxes. If a credit loss is recognized in earnings, subsequent improvements to the expectation of collectability will be recognized through the ACL. If the fair value of the security increases above its amortized cost, the unrealized gain will be recorded in AOCI, net of taxes, on the consolidated balance sheets. Accrued interest receivable on AFS securities is excluded from the estimate of credit losses.

The Company’s portfolio of held to maturity securities consists of U.S. agency residential mortgage-backed securities which are highly rated by major rating agencies and have a long history of no credit losses. In estimating the net amount expected to be collected for held to maturity securities in an unrealized loss position, a historical loss based method is utilized.

Investments in Restricted Stock

Investments in Restricted Stock

Investments in restricted stock consist of Federal Home Loan Bank stock. The Bank, as a member of the Federal Home Loan Bank System, is required to hold a specific number of shares of capital stock in the Federal Home Loan Bank of Chicago. Since ownership of this stock is restricted, the stock is carried at cost and evaluated periodically for impairment. The carrying amount of the Bank’s investment in Federal Home Loan Bank stock was $1,329,413 and $770,273 as of June 30, 2024 and 2023.

Fair Value Measurements

Fair Value Measurements

The Company determined the fair value of certain assets in accordance with the provisions of FASB Accounting Standards Codification Topic Accounting Standards Codification 820, Fair Value Measurements, which provides a framework for measuring fair value under generally accepted accounting principles.

Fair value is defined as the exchange price that would be received for an asset in the principal or most advantageous market for the asset in an orderly transaction between market participants on the measurement date. It is required that valuation techniques maximize the use of observable inputs and minimize the use of unobservable inputs. The Standard also establishes a fair value hierarchy, which prioritizes the valuation inputs into three broad levels:

●	Level 1 inputs consist of quoted prices in active markets for identical assets that the reporting entity has the ability to access at the measurement date.
●	Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the related asset.
●	Level 3 inputs are unobservable inputs related to the asset.

See Note 19 of the notes to consolidated financial statements.

Loans Held for Sale

Loans Held for Sale

Loans originated and intended for sale in the secondary market are carried at lower of cost or fair value. For loans carried at the lower of cost or fair value, gains and losses on loan sales (sales proceeds minus carrying value) are recorded in non-interest income, and direct loan origination costs and fees are deferred at origination of the loan and are recognized in non-interest income upon sale of the loan. The Company had no loans held for sale as of June 30, 2024 and 2023.

Loans

Loans

Loans are reported at their outstanding unpaid principal balance adjusted for the allowance for loan losses.

Interest income is accrued on the unpaid principal balance. The accrual of interest on loans is discontinued at the time the loan is 90 days delinquent unless the credit is well-secured and in process of collection. Past due status is based on contractual terms of the loan. Loans are placed on non-accrual or charged-off at an earlier date if collection of principal or interest is considered doubtful. All interest accrued but not collected for loans that are placed on non-accrual or charged-off is reversed against interest income.

The interest on these loans is accounted for on the cash-basis or cost-recovery method, until qualifying for return to accrual. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

Loan Origination Fees and Costs

Loan Origination Fees and Costs

Loan origination fees and related direct origination costs associated with loans are deferred and amortized over the life of the loan on a level-yield basis as an adjustment to interest income over the contractual life of the loan.

Allowance for Credit Losses-Loans

Allowance for Credit Losses-Loans

The following accounting policies have been updated in connection with the adoption of ASC 326 and apply to periods beginning after June 30, 2023.

The allowance for credit losses on loans is established through charges to earnings in the form of a provision for credit losses. Loan losses are charged against the allowance for credit losses for the difference between the carrying value of the loan and the estimated net realizable value or fair value of the collateral, if collateral dependent, when management believes that the collectability of the principal is unlikely. Subsequent recoveries, if any, are credited to the allowance.

The allowance represents management’s current estimate of expected credit losses over the contractual term of loans, and is recorded at an amount that, in management’s judgment, reduces the recorded investment in loans to the net amount expected to be collected. No allowance for credit loss is recorded on accrued interest receivable and amounts written-off are reversed by an adjustment to interest income. Management’s judgment in determining the level of the allowance is based on evaluations of historical loan losses, current conditions and reasonable and supportable forecasts relevant to the collectability of loans. Loans that share common risk characteristics are evaluated collectively using a weighted-average remaining maturity methodology. The weighted-average remaining maturity methodology uses an average annual charge-off rate as a foundation for estimating the credit loss for the remaining balances of all loan pools. The average annual charge-off rate is applied to the contractual term, further adjusted for estimated prepayments to determine the unadjusted historical charge-off rate.

Management’s estimate of the allowance for credit losses on loans that are collectively evaluated also includes a qualitative assessment of available information relevant to assessing collectability that is not captured in the loss estimation process. This includes forecasts that are reasonable and supportable concerning expectations of future economic conditions. The reasonable and supportable forecast period is 24 months. This evaluation is inherently subjective, as it requires estimates that are susceptible to significant revision as more information becomes available.

These qualitative risk factors include:

1.	Lending policies and procedures, including underwriting standards and collection, charge-off, and recovery practices.
2.	Changes in the value of underlying collateral for collateral dependent loans.
3.	Nature and volume of the portfolio and terms of loans.
4.	Volume and severity of past due, classified and nonaccrual loans as well as other loan modifications.
5.	Existence and effect of any concentrations of credit and changes in the level of such concentrations.
6.	Experience, ability, and depth of lending management and other relevant staff.
7.	Quality of loan review and Board of Director oversight.
8.	The effect of other external factors such as competition, legal and regulatory requirements.
9.	Changes in national and local economic conditions related to unemployment, house price index, and gross domestic product.

Each factor is assigned a value to reflect improving, stable or declining conditions based on management’s best judgment using relevant information available at the time of the evaluation. Adjustments to the factors are supported through documentation of changes in conditions in a narrative accompanying the allowance for credit losses calculation for our loan portfolio.

The evaluation also considers the following risk characteristics of each loan portfolio segment:

●	One-to- four-family residential real estate loans carry risks associated with the continued creditworthiness of the borrower and changes in the value of the collateral.
●	Commercial real estate loans carry risks associated with the successful operation of a business or a real estate project, in addition to other risks associated with the ownership of real estate, because repayment of these loans may be dependent upon the profitability and cash flows of the business or project.
●	Construction loans carry risks that the project may not be finished according to schedule, the project may not be finished according to budget, and the value of the collateral may, at any point in time, be less than the principal amount of the loan. Construction loans also bear the risk that the general contractor, who may or may not be a loan customer, may be unable to finish the construction project as planned because of financial pressure or other factors unrelated to the project.
●	Commercial and industrial loans carry risks associated with the successful operation of a business because repayment of these loans may be dependent upon the profitability and cash flows of the business. In addition, there is risk associated with the value of collateral other than real estate which may depreciate over time and cannot be appraised with as much reliability.
●	Multifamily real estate loans are generally secured by properties consisting of five or more rental units in our market area. Our multifamily real estate loans generally have fixed rates, initial terms of five years and amortization periods of up to 30 years, with a balloon payment due at the end of the initial term. Virtually all of our multifamily real estate loans are secured by properties located within our primary lending markets in Wisconsin.
●	Consumer loans carry risk associated with the continued creditworthiness of the borrower and the value of the collateral, if any. These loans are typically either unsecured or secured by rapidly depreciating assets. They are also likely to be immediately and adversely affected by job loss, divorce, illness, personal bankruptcy, or other changes in circumstances.

Loans that do not share common risk characteristics with other loans are evaluated individually and are not included in the collective analysis. The allowance for credit losses on loans that are individually evaluated may be estimated based on their expected cash flows, or, in the case of loans for which repayment is expected substantially through the operation or sale of collateral when the borrower is experiencing financial difficulty, may be measured based on the fair value of the collateral less estimated costs to sell.

The accounting policies for the year ended June 30, 2023 are as follows.

The allowance for loan losses established as losses is estimated to have occurred through a provision for loan losses charged to earnings. Loan losses are charged against the allowance when management believes the uncollectability of a loan balance is confirmed. Subsequent recoveries, if any, are credited to the allowance.

The allowance for loan losses is evaluated on a regular basis by management and is based upon management’s periodic review of the collectability of the loans in light of historical experience, the nature and volume of the loan portfolio, adverse situations that may affect the borrower’s ability to repay, estimated value of any underlying collateral, and prevailing economic conditions. This evaluation is inherently subjective as it requires estimates that are susceptible to significant revision as more information becomes available.

The allowance consists of allocated, general and unallocated components. The allocated component relates to loans that are classified as impaired. For those loans that are classified as impaired, an allowance is established when the discounted cash flows (or collateral value or observable market price) of the impaired loan is lower than the carrying value of that loan. General components cover non-impaired loans and are based on historical loss rates for each portfolio segment, adjusted for the effects of qualitative or environmental factors that are likely to cause estimated credit losses as of the evaluation date to differ from the portfolio segment’s historical loss experience. Qualitative factors include consideration of the following: changes in lending policies and procedures; changes in economic conditions;  changes in the nature and volume of the portfolio; changes in the experience, ability, and depth of lending management and other relevant staff; changes in the volume and severity of past due, nonaccrual and other adversely graded loans; changes in the loan review system; changes in the value of the underlying collateral for collateral-dependent loans; concentrations of credit; and the effect of other external factors such as competition and legal and regulatory requirements.

The unallocated component of the allowance for loan losses covers several considerations that are not specifically measurable through either the allocated or general components. For example, at times the Company could face increasing credit risks and uncertainties, not yet reflected in recent historical losses or qualitative factor assessments, associated with unpredictable changes in economic growth or business conditions in our markets or for certain industries in which we have commercial loan borrowers, or unanticipated stresses to the values of real estate held as collateral. Any or all of these additional issues can adversely affect our borrowers’ ability to timely repay their loans. Also, the unallocated component allocation recognizes the inherent imprecision in our allowance for loan loss methodology, or any alternative methodology, for estimating allocated and general loan losses, including the unpredictable timing and amounts of charge-offs, the fact that historical loss averages don’t necessarily correlate to future loss trends, and unexpected changes to specific-credit or general portfolio future cash flows and collateral values which could negatively impact unimpaired portfolio loss factors.

A loan is considered impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal and interest when due according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired. Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reason for the delay, the borrower’s prior payment record, and the amount of the shortfall in relation to the principal and interest owed. Impairment is measured on a loan-by-loan basis for commercial and commercial real estate loans by either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s observable market price, or the fair value of the collateral if the loan is collateral dependent.

Troubled debt restructurings (“TDRs”) are individually evaluated for impairment and included in the separately identified impairment disclosures. Loans whose terms are modified are classified as troubled debt restructurings if the Company grants borrowers concessions and it is deemed that those borrowers are experiencing financial difficulty. Concessions granted under a troubled debt restructuring generally involve a below-market interest rate based on the loan’s risk characteristics, an extension of a loan’s stated maturity date or a significant delay in payment. Non-accrual troubled debt restructurings are restored to accrual status if principal and interest payments, under the modified terms, are current for a sustained period after modification. For TDRs that subsequently default, the Company determines the amount of the allowance on that loan in accordance with the accounting policy for the allowance for loan losses on loans individually identified as impaired.

Major categories of loans are further defined by the Company into portfolio segments identified by the Company including commercial and industrial, commercial real estate, construction, one-to-four-family residential, multi-family real estate and consumer loans. Relevant risk characteristics for these portfolio segments generally include debt service coverage, loan-to-value ratios and financial performance on non-consumer loans and credit scores, debt-to-income, collateral type and loan-to-value ratios for consumer loans.

Allowance for Credit Losses on Unfunded Commitments

Allowance for Credit Losses on Unfunded Commitments

The Company records an allowance, reported in other liabilities, for expected credit losses on commitments to extend credit that are not unconditionally cancelable by the Company. The allowance for unfunded commitments is measured based on the principles utilized in estimating the allowance for credit losses on loans and an estimate of the amount of unfunded commitments expected to be advanced. Changes in the allowance for unfunded commitments are recorded through the provision for credit losses.

Loans to Borrowers Experiencing Financial Difficulty

Loans to Borrowers Experiencing Financial Difficulty

The Company’s July 1, 2023 adoption of ASU 2022-02 eliminates the recognition and measurement of TDRs. Upon adoption of this guidance, the Company will no longer recognize an allowance for credit losses for the economic concession granted to a borrower for changes in the timing and amount of contractual cash flows when a loan is restructured. The adoption of ASU 2022-02 results in a change to reporting for loan modifications to borrowers experiencing financial difficulties. With the adoption of ASU 2022-02 these modifications require enhanced reporting on the type of modifications granted and the financial magnitude of the concessions granted. When the Company modifies a loan with financial difficulty, such modifications generally include one or a combination of the following: an extension of the maturity date at a stated rate of interest lower than the current market rate for new debt with similar risk; a change in scheduled payment amount; or principal forgiveness.

Leases

Leases

The Company evaluates its contracts at inception to determine if an arrangement either is a lease or contains one. Operating lease right-of-use (“ROU”) assets are included in premises and equipment and operating lease liabilities in other liabilities in the consolidated balance sheets. The Company had no finance leases at June 30, 2024.

ROU assets represent the right to use an underlying asset for the lease term, and lease liabilities represent an obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. The Company's leases do not provide an implicit rate, so the Company's incremental borrowing rate is used, which approximates its fully collateralized borrowing rate, based on the information available at commencement date in determining the present value of lease payments. The incremental borrowing rate is reevaluated upon lease modification. The operating lease ROU asset also includes any initial direct costs and prepaid lease payments made less any lease incentives. In calculating the present value of lease payments, the Company may include options to extend the lease when it is reasonably certain that it will exercise that option.

In accordance with ASU 2016-02, “Leases (Topic 842)” (“ASU 2016-02”), the Company keeps leases with an initial term of 12 months or less off of the consolidated balance sheet. The Company recognizes these lease payments in the consolidated statements of income on a straight-line basis over the lease term. The Company has lease agreements with lease and non-lease components and has elected the practical expedient to account for them as a single lease component.

The Company's operating leases relate primarily to bank branches.

Credit Related Financial Instruments

Credit Related Financial Instruments

In the ordinary course of business, the Company has entered into commitments to extend credit, including commitments to grant loans. Such financial instruments are recorded when they are funded.

Transfers of Financial Assets

Transfers of Financial Assets

Transfers of financial assets are accounted for as sales when control over the assets has been surrendered. Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Company – put presumptively beyond the reach of the transferor and its creditors, even in bankruptcy or other receivership; (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets; and (3) the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity or the ability to unilaterally cause the holder to return specific assets.

Foreclosed Assets

Foreclosed Assets

Assets acquired through, or in lieu of, loan foreclosure are held for sale and are initially recorded at fair value less estimated cost to sell at the date of foreclosure, establishing a new cost basis. Subsequent to foreclosure, valuations are periodically performed by management and the assets are carried at the lower of carrying amount or fair value less cost to sell. Revenue and expenses from operations and changes in the valuation allowance are included in net expenses from foreclosed assets.

The recorded investment in 1-4 family owner occupied properties that were in process of foreclosure was $0 at June 30, 2024 and June 30, 2023. Foreclosed assets were $1,397,460 and $2,334,560 at June 30, 2024 and 2023, respectively.

Cash Surrender Value Life Insurance

Cash Surrender Value Life Insurance

Investment in life insurance contracts is stated at cash surrender value of the various insurance policies. The income on the investment is included in non-interest income.

Mortgage Servicing Rights

Mortgage Servicing Rights

Servicing assets are recognized as separate assets when rights are acquired through purchase or through sale of financial assets. Generally, purchased servicing rights are capitalized at the cost to acquire the rights. For sales of mortgage loans, a portion of the cost of originating the loan is allocated to the servicing right based on its fair value. Fair value is based on market prices for comparable mortgage servicing contracts, when available, or alternatively, is based on a valuation model that calculates the present value of estimated future net servicing income. Servicing assets are evaluated for impairment based upon the fair value of the rights as compared to amortized cost. Impairment is recognized through valuation allowance for individual tranches, to the extent that fair value is less than the capitalized amount for the tranches. If the Company later determines that all or a portion of the impairment no longer exists, a reduction of the allowance may be recorded as an increase to income. Capitalized servicing rights are included with other assets on the consolidated balance sheet and are amortized into non-interest income in proportion to, and over the period of, the estimated future net servicing income of the underlying financial assets.

Servicing fee income is recorded for fees earned for servicing loans. The fees are based on a contractual percentage of the outstanding principal or a fixed amount per loan and are recorded as income when earned. The amortization of mortgage servicing rights is netted against loan servicing fee income.

Loans serviced for others are not included in the consolidated balance sheet. The unpaid principal balances of mortgage loans serviced for others was approximately $81,058,000 and $81,849,000 as of June 30, 2024 and 2023, respectively. The Company had a mortgage servicing right asset of $776,659 and $818,151 as of June 30, 2024 and 2023, included in other assets on the consolidated balance sheets.

Premises and Equipment

Premises and Equipment

Premises and equipment are stated at cost less accumulated depreciation. Software amortization is included in depreciation expense. Buildings and related components are depreciated using the straight-line method over the estimated useful lives of the assets ranging from 5 to 40 years for buildings and improvements and 3 to 10 years for furniture and equipment. Leasehold improvements are amortized over the lesser of the related terms of the leases or their useful lives.

Income Taxes

Income Taxes

Income taxes are provided for the tax effects of transactions reported in the consolidated financial statements and consist of taxes currently due plus deferred taxes related primarily to differences between the basis of property and equipment, allowance for loan losses, mortgage servicing rights, and net operating losses for financial and income tax reporting. The deferred tax assets and liabilities represent the future tax return consequences of those differences, which will either be taxable or deductible when the assets and liabilities are recovered or settled. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

The Company evaluates its tax positions that have been taken or are expected to be taken on income tax returns to determine if an accrual is necessary for uncertain tax positions. As of June 30, 2024 and 2023, the unrecognized tax benefit accrual was zero. The Company will recognize future accrued interest and penalties related to unrecognized tax benefits in income tax expense if incurred.

Employee Benefit Plans

Employee Benefit Plans

The Company sponsors a 401(k) salary deferral plan available to substantially all employees. The plan provides for Company-matching contributions based on a percentage of participant contributions as well as Company profit-sharing and safe harbor contributions.

The Company also sponsors an Employee Stock Ownership Plan (“ESOP”) that is available to substantially all employees. Shares are released to employees on a straight-line basis over the loan term and allocated based on participant compensation. See Note 12 of the Notes to Consolidated Financial Statements.

Advertising Costs		Advertising Costs Advertising costs are expensed as incurred. Such costs were $61,234 and $87,179 for the years ended June 30, 2024 and 2023, respectively.
Stock-Based Compensation

Stock-Based Compensation

Compensation costs related to share-based payment transactions are recognized based on the grant-date fair value of the stock-based compensation issued. Compensation costs are recognized over the period that an employee provides service in exchange for the award.  Compensation costs related to the Employee Stock Ownership Plan are dependent upon the average stock price and the shares committed to be released to plan participants through the period in which income is reported.

Earnings (Loss) per Common Share

Earnings (Loss) per Common Share

Basic net income (loss) per common share is calculated by dividing net income (loss) by the weighted-average number of common shares outstanding during the period. Unallocated common shares held by the ESOP are not included in the weighted-average number of common shares outstanding for purposes of calculating earnings per common share until they are committed to be released. Diluted earnings (loss) per share is adjusted for the dilutive effects of stock based compensation and is calculated using the treasury stock method. Set forth below is the calculation of earnings (loss) per share. See Note 15 of the Notes to Consolidated Financial Statements.

	Years Ended June 30,
	2024	2023
Net income (loss) applicable to common stock	$(186,994)	$1,672,070

Average number of shares outstanding	2,119,189	2,189,017
Less: Average unallocated ESOP shares	76,909	80,405

Average number of common shares outstanding used to calculate basic earnings per share	2,042,280	2,108,612
Effect of dilutive restricted stock awards	—	3,897

Average number of common shares outstanding used to calculate dilutive earnings per share	2,042,280	2,112,509

Earnings (loss) per common share:
Basic	$(0.09)	$0.79
Diluted	(0.09)	0.79

Comprehensive Income

Comprehensive Income (Loss)

Comprehensive income (loss) consists of net income (loss) and other comprehensive income (loss). Other comprehensive income (loss) includes unrealized gains (losses) on available for sale debt securities, reclassification of realized gains on sale of available for sale debt securities, unrealized loss related to debt securities classified as available for sale transferred to debt securities classified as held to maturity, and the stranded tax effect from change in tax legislation.

Reclassifications

Reclassifications

Certain reclassifications of amounts previously reported have been made to the accompanying consolidated financial statements to maintain consistency between periods presented. The reclassification had no impact on net income or equity.

Revenue Recognition

Revenue Recognition

The majority of the Company’s revenues come from interest income on loans and available for sale debt securities that are outside the scope of FASB Accounting Standards Codification Topic 606, Revenue from Contracts with Customers (Topic 606). The

Company’s services that fall within the scope of Topic 606 are presented within non-interest income and are recognized as revenue as the Company satisfies its obligation to the customer. All of the Company’s revenue from contracts with customers in the scope of Topic 606 is recognized within non-interest income which includes service charges on deposit accounts and the sale of foreclosed assets.

A description of the Company’s revenue streams accounted for under Topic 606 follows:

Service Charges on Deposit Accounts: Service charges on deposit accounts relate to fees generated from a variety of deposit products and services rendered to customers. Charges include, but are not limited to, overdraft fees, non-sufficient fund fees, dormant fees, and monthly service charges. Such fees are recognized concurrent with the event on a daily basis or on a monthly basis depending upon the customer’s cycle date.

Gains (Losses) on Sales of Foreclosed Assets: The Company records a gain or loss from a sale of foreclosed assets when control of the property transfers to the buyer, which generally occurs at the time of an executed deed. If the Company finances the sale of a foreclosed asset to the buyer, the Company assesses whether the buyer is committed to perform their obligations under the contract and whether collectability of the transaction price is probable. Once these criteria are met, the foreclosed asset is derecognized, and the gain or loss on sale is recorded upon the transfer of control of the property to the buyer. In determining the gain or loss on the sale, the Company adjusts the transaction price and related gain (loss) on sale if a significant financing component is present.

Gain on Acquisition of Foreclosed Assets: The Company records a gain from the acquisition of foreclosed assets when the fair value, net of estimated cost to sell, exceeds the loan balance. The increase in value may be reported as noninterest income unless there had been a prior charge-off, in which case a recovery to the allowance for loan losses would be appropriate.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

This section provides a summary description of recent ASUs issued by the FASB to the ASC that had or that management expects may have an impact on the consolidated financial statements issued upon adoption. The Company is classified as an emerging growth company and has elected to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 13(a) of the Exchange Act. Effective dates reflect this election.

Recently Issued, But Not Yet Effective Accounting Pronouncements

In November 2023, the Financial Accounting Standards Board (FASB) issued ASU No. 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures”. The updated guidance requires enhanced disclosures for significant expenses by reportable operating segments. The significant expense categories would be those regularly provided to the Company's chief operating decision-maker ("CODM") and included in an operating segment's measures of profit or loss. Other required disclosures include the composition of other segment items, the title and position of the CODM and an explanation on how the CODM evaluates and uses the reportable segment's performance. This guidance for segment reporting is effective for fiscal years beginning after December 15, 2023 and interim periods with fiscal years beginning after December 15, 2024, with early adoption permitted. The Company will adopt the new standard for the annual reporting period beginning July 1, 2024 and for interim periods beginning July 1, 2025. The Company is not currently required to report segment information and, as such, does not anticipate that the updated guidance will have a significant impact on its consolidated financial statements.

In December 2023, the Financial Accounting Standards Board (FASB) issued ASU 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures.” The amendments in this ASU require an entity to disclose specific categories in the rate reconciliation and provide additional information for reconciling items that meet a quantitative threshold, which is greater than five percent of the amount computed by multiplying pretax income by the entity’s applicable statutory rate, on an annual basis. Additionally, the amendments in this ASU require an entity to disclose the amount of income taxes paid (net of refunds received) disaggregated by federal, state, and foreign taxes and the amount of income taxes paid (net of refunds received) disaggregated by individual jurisdictions that are equal to or greater than five percent of total income taxes paid (net of refunds received). Lastly, the amendments in this ASU require an entity to disclose income (or loss) from continuing operations before income tax expense (or benefit) disaggregated between domestic and foreign and income tax expense (or benefit) from continuing operations disaggregated by federal, state, and foreign. This ASU is effective for annual periods beginning after December 15, 2024. Early adoption is permitted. The amendments should be applied on a prospective basis; however, retrospective application is permitted. The Company does not expect the adoption of ASU 2023-09 to have a material impact on its consolidated financial statements.

Recent Accounting Pronouncements

This section provides a summary description of recent ASUs issued by the FASB to the ASC that had or that management expects may have an impact on the consolidated financial statements issued upon adoption. The Company is classified as an emerging growth company and has elected to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 13(a) of the Exchange Act. Effective dates reflect this election.

Recently Issued, But Not Yet Effective Accounting Pronouncements

In November 2023, the Financial Accounting Standards Board (FASB) issued ASU No. 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures”. The updated guidance requires enhanced disclosures for significant expenses by reportable operating segments. The significant expense categories would be those regularly provided to the Company's chief operating decision-maker ("CODM") and included in an operating segment's measures of profit or loss. Other required disclosures include the composition of other segment items, the title and position of the CODM and an explanation on how the CODM evaluates and uses the reportable segment's performance. This guidance for segment reporting is effective for fiscal years beginning after December 15, 2023 and interim periods with fiscal years beginning after December 15, 2024, with early adoption permitted. The Company will adopt the new standard for the annual reporting period beginning July 1, 2025 and for interim periods beginning July 1, 2025. The Company is not currently required to report segment information and, as such, does not anticipate that the updated guidance will have a significant impact on its consolidated financial statements.

In December 2023, FASB issued ASU 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures.” The amendments in this ASU require an entity to disclose specific categories in the rate reconciliation and provide additional information for reconciling items that meet a quantitative threshold, which is greater than five percent of the amount computed by multiplying pretax income by the entity’s applicable statutory rate, on an annual basis. Additionally, the amendments in this ASU require an entity to disclose the amount of income taxes paid (net of refunds received) disaggregated by federal, state, and foreign taxes and the amount of income taxes paid (net of refunds received) disaggregated by individual jurisdictions that are equal to or greater than five percent of total income taxes paid (net of refunds received). Lastly, the amendments in this ASU require an entity to disclose income (or loss) from continuing operations before income tax expense (or benefit) disaggregated between domestic and foreign and income tax expense (or benefit) from continuing operations disaggregated by federal, state, and foreign. This ASU is effective for annual periods beginning after December 15, 2024. Early adoption is permitted. The amendments should be applied on a prospective basis; however, retrospective application is permitted. The Company does not expect the adoption of ASU 2023-09 to have a material impact on its consolidated financial statements.

Recently Adopted Accounting Pronouncements

In June 2016, the Financial Accounting Standards Board (FASB) issued ASU 2016-13, “Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“CECL”).” The ASU, as amended, requires an entity to measure expected credit losses for financial assets carried at amortized cost based on historical experience, current conditions, and reasonable and supportable forecasts. Among other things, the ASU also amended the impairment model for available for sale securities and addressed purchased financial assets with deterioration. ASU 2016-13 was effective for the Company on July 1, 2023. The adjustment recorded at adoption reduced the allowance for credit losses (“ACL”) by $175,000, net of deferred taxes of $36,750 and resulted in the establishment of a reserve for unfunded loan commitments of $6,702, net of deferred taxes of $1,827. These adjustments, net of tax, increased the opening balance of retained earnings of the Company and the Bank by $133,375 as of the date of adoption.

In March 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-02, “Financial Instruments-Credit Losses (Topic 326), Troubled Debt Restructurings and Vintage Disclosures.” ASU 2022-02 addresses areas identified by the FASB as part of its post-implementation review of the credit losses standard (ASU 2016-13) that introduced the CECL model. The amendments eliminate the accounting guidance for troubled debt restructurings by creditors that have adopted the CECL model and enhance the disclosure requirements for loan refinancings and restructurings made with borrowers experiencing financial difficulty. In addition, the amendments require a public business entity to disclose current-period gross write-offs for financing receivables and net investment in leases by year of origination in the vintage disclosures. The amendments in this ASU should be applied prospectively, except for the transition method related to the recognition and measurement of a Troubled Debt Restructuring-(“TDRs”), an entity has the option to apply a modified retrospective transition method, resulting in a cumulative-effect adjustment to retained earnings in the period of adoption. ASU 2022-02 was effective for the Company on July 1, 2023. There was no material impact to the Company at adoption.

The following table illustrates the impact of adopting ASC 326 (in thousands):

	June 30, 2023	July 1, 2023	July 1, 2023
	As Previously		As Reported
	Reported	Impact of	Under
	(Incurred Loss)	ASC 326	ASC 326
Assets:
Loans, net	$197,713,756	$175,000	$197,888,756

Deferred income taxes, net	486,916	(34,923)	451,993

Liabilities:
Reserve for credit losses on unfunded commitments (included in other liabilities)	—	(6,702)	(6,702)

Total equity:	$31,279,518	$133,375	$31,412,893